INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Value of investment in Usinas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 513,648	$ 495,241
Share of results	57,555	60,967
Other comprehensive income	(93,598)	(39,449)
Dividends	(6,299)	(3,111)	$ (8,837)
Investments in non-consolidated companies, ending balance	471,306	513,648	495,241
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	486,643	480,084
Share of results	35,580	48,502
Other comprehensive income	(93,237)	(38,896)
Dividends	(6,038)	(3,047)
Investments in non-consolidated companies, ending balance	$ 422,948	$ 486,643	$ 480,084